Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 7,375	$ 6,388
Additions based on tax positions related to the current year	760	1,582
Additions based on tax positions related to prior years	18	347
Settlements with tax authorities	(371)	(339)
Expiration of statute of limitations	(1,694)	(603)
Balance at end of year	$ 6,088	$ 7,375